OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Line Items [Line Items]
Withholding social insurance | ¥		¥ 6	¥ 6
Input value-added tax | ¥		4
Staff advances | ¥		12	13
Deposit | ¥		20	20
Total other receivables | ¥		¥ 42	¥ 39
USD [Member]
Statement Line Items [Line Items]
Withholding social insurance | $	$ 1
Input value-added tax | $	1
Staff advances | $	2
Deposit | $	2
Total other receivables | $	$ 6